CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenues
Software	$ 187	$ 291	$ 275
Wireless system solution	5,999	11,271	1,176
- Related party	0	192	0
- Third party	5,999	11,079	1,176
Total revenues	6,186	11,562	1,451
Cost of sales
Software	103	568	640
Wireless system solution	4,119	9,976	1,049
- Related party	0	127	0
-Third Party	4,119	9,849	1,049
Total cost of sales	4,222	10,544	1,689
Gross (loss) profit	1,964	1,018	(238)
Operating expenses
Selling and marketing expenses	364	557	685
General and administrative expenses	1,940	2,805	8,278
Research and development expenses	202	249	201
Total Operating expenses	2,506	3,611	9,164
Loss from operations	(542)	(2,593)	(9,402)
Other income(expense)
Subsidy income	0	0	237
Interest income	32	79	117
Loss of net investment in sales-type leases	0	(1,443)	0
Other income (expense), net	509	(1,176)	60
- Related party	44	44	0
-Third Party	465	(1,220)	0
Total other income, net	541	(2,540)	414
Loss before income tax expenses	(1)	(5,133)	(8,988)
Income tax expenses	0	0	0
Net loss	(1)	(5,133)	(8,988)
Other comprehensive income
Foreign currency translation gain (loss)	(38)	616	1,194
Comprehensive loss	$ (39)	$ (4,517)	$ (7,794)
Loss per ordinary share:
Basic and Diluted (in dollars per share)	$ 0.00	$ (3.65)	$ (6.40)
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,405,000